PRINCIPAL ACCOUNTING POLICIES (Details 4)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)
Share based compensation
Weighted average fair value per stock option on grant date (in dollars or CNY per share)	$ 11.61	70.30	60.88	70.26
Risk-free interest rate (as a percent)	0.76%	0.76%	0.59%	1.58%
Expected life (years)	4 years	4 years	4 years	4 years
Expected dividend yield (as a percent)	0.00%	0.00%	0.00%	0.00%
Volatility (as a percent)	49.00%	49.00%	53.00%	48.00%
Fair value of the common share on date of option grant (in dollars per share)	$ 30.14				$ 23.79	$ 28.72